Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GLOBAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Templeton Dynamic Equity Fund-05 | Templeton Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek risk adjusted total return over the longer term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 35 in the Fund's Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.88%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment goal by investing its assets in a global equity portfolio while managing sector exposure. The Fund seeks to manage sector exposure by monitoring the Fund’s allocation to various segments of the market (or sectors) compared to the Fund’s benchmark and adjusting the Fund’s overall exposure to certain sectors through long and short positions in various sector focused, exchange-traded funds (“ETFs”). In addition, the Fund may hedge its exposure to the overall global equity market through a combination of cash, ETFs and equity index futures.

The Fund’s global equity portfolio consists primarily of equity securities and may include securities of companies located anywhere in the world, including developing markets. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities and investments that provide exposure to equity securities. For purposes of this 80% policy, equity securities include, but are not limited to: common stock, preferred stock, convertible securities, depositary receipts, ETFs and derivatives, such as futures contracts. The Fund may invest in companies of any size, including small and medium capitalization companies. Although the investment manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

In selecting equity securities eligible for the Fund’s global equity portfolio, the Fund’s investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. After establishing a universe of potential investments, the investment manager generally applies a proprietary quantitative screen (quant screen) to assist in selecting the specific securities to buy or sell for the Fund. The quant screen provides the investment manager with information regarding which securities provide the best risk-adjusted returns based on specific factors over a specific time horizon. The investment manager then choses the securities for the Fund’s portfolio based on the results of the quant screen and based on added considerations, such as sector weightings, liquidity considerations and ownership restrictions. The investment manager may consider selling an individual equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The investment manager also monitors the Fund’s allocation to various sectors compared to the Fund’s benchmark, the MSCI All Country World Index (ACWI), and adjusts the Fund’s overall exposure to certain sectors by taking long (buying) or short (selling) positions in various sector-focused, passively managed ETFs. A long position in a sector-focused ETF would increase the Fund’s exposure to that particular sector, while a short position in a sector-focused ETF would decrease the Fund’s exposure to that sector.The investment manager expects that, on average, approximately 10% of the Fund’s assets will be invested (long and/or short) in sector-focused ETFs, and that the Fund will hold (long and/or short) an average of 4-6 sector-focused ETFs at any given time, with individual positions being held for six months on average. The investment manager uses various technical and quantitative indicators for each sector to determine whether to increase or decrease the Fund’s exposure to specific sectors. The investment manager may decrease the Fund’s overall exposure to a sector while investing in a specific security in that sector if it believes that such security is appropriate for the Fund’s primary global equity portfolio.

In addition to monitoring and adjusting the Fund’s exposure to specific sectors in the global equity market, the investment manager also monitors and adjusts the Fund’s exposure to the global equity market. The investment manager uses a model that studies various macroeconomic and market factors which are believed to have an impact on the global equity markets as a guide to determine when it is appropriate to hedge the global equity market. Although the investment manager uses the model, the ultimate decision on whether to hedge the Fund’s global equity market exposure is made by the investment manager based on its review of the market and the Fund’s current portfolio. When the investment manager determines that the Fund should increase its exposure to the global equity market, the investment manager will invest the Fund’s cash in one or more ETFs that provide global equity market exposure. When the investment manager expects global equity market returns to be negative and believes the Fund’s exposure should be decreased, the Fund may use derivative instruments – specifically, selling equity index futures – to hedge the Fund’s exposure to overall global equity markets.

The Fund may, from time to time, seek to hedge (protect) against currency risks, using certain derivative instruments including, currency and cross currency forwards and currency futures contracts.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Regional Focus

Because the Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Current political uncertainty surrounding the European Union (EU) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. The financial instability of some countries in the EU together with the risk of such instability impacting other more stable countries may increase the economic risk of investing in companies in Europe.

Developing Market Countries

The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Derivative Instruments

The performance of derivative instruments (including currency derivatives) depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative instrument may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Short Sales

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender or counterparty to a repurchase agreement required the Fund to deliver the securities the Fund had borrowed/agreed to sell at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. Because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. Also, engaging in short sales strategies subjects the Fund to additional credit risk if a party to the short sale fails to honor its contractual terms, causing a loss to the Fund.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Liquidity

From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Use of Models

The investment manager uses modeling systems to implement its investment strategies for the Fund. There is no assurance that the modeling systems are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate. They may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Investing in ETFs

To the extent that the Fund invests in ETFs, the Fund’s performance is directly related to the performance of the ETFs held by it. Investing in ETFs may be more costly to the Fund than if the Fund had invested in the underlying securities directly. Shareholders of the Fund will indirectly bear the fees and expenses (including management and advisory fees and other expenses) of the underlying ETFs. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

The Fund's investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity; an ETF may trade at a premium or discount to its net asset value; or an investment in an ETF may not achieve its intended purposes or may reduce the diversification benefits of the Fund.

The Fund will have exposure to certain broad-based securities indices through its investments in ETFs. None of the index sponsors has any obligation or responsibility to the Fund or its shareholders in connection with any modification, discontinuance or suspension of an index, including any obligation or responsibility to notify the Fund of any such modification, discontinuance or suspension.

There is the risk that an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, because ETFs purchased by the Fund are not actively managed, they may be affected by a general decline in market segments relating to their respective indices, as such ETFs do not attempt to take defensive positions in declining markets. Some ETFs may use representative sampling in which case the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index. In addition, an ETF’s performance may diverge from that of its underlying index due to imperfect correlation between an ETF’s portfolio securities and those in its index, rounding, timing of cash flows, the size of the ETF, fees and expenses borne by the ETF and changes to the index. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of an investment in the Fund. The bar chart shows changes in the Fund's performance from year to year for Advisor Class shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at ftinstitutional.com or by calling (800) 321-8563.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of an investment in the Fund. The bar chart shows changes in the Fund's performance from year to year for Advisor Class shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 321-8563
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ftinstitutional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Advisor Class Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q1'17	8.34%
Worst Quarter:	Q4'18	-14.94%
As of June 30, 2019, the Fund's year-to-date return was 10.33%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton Dynamic Equity Fund-05 | Templeton Dynamic Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.97%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.14%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.27%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 672
3 years	rr_ExpenseExampleYear03	1,104
5 years	rr_ExpenseExampleYear05	1,561
10 years	rr_ExpenseExampleYear10	$ 2,823
Templeton Dynamic Equity Fund-05 | Templeton Dynamic Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.97%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.89%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.02%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 305
3 years	rr_ExpenseExampleYear03	813
5 years	rr_ExpenseExampleYear05	1,447
10 years	rr_ExpenseExampleYear10	3,153
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	813
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,447
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,153
Templeton Dynamic Equity Fund-05 | Templeton Dynamic Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.97%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.39%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.52%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 155
3 years	rr_ExpenseExampleYear03	662
5 years	rr_ExpenseExampleYear05	1,197
10 years	rr_ExpenseExampleYear10	$ 2,661
Templeton Dynamic Equity Fund-05 | Templeton Dynamic Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.97%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.89%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.02%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 104
3 years	rr_ExpenseExampleYear03	509
5 years	rr_ExpenseExampleYear05	941
10 years	rr_ExpenseExampleYear10	$ 2,142
Templeton Dynamic Equity Fund-05 | Templeton Dynamic Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.97%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.89%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.02%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 104
3 years	rr_ExpenseExampleYear03	509
5 years	rr_ExpenseExampleYear05	941
10 years	rr_ExpenseExampleYear10	$ 2,142
2017	rr_AnnualReturn2017	21.46%
2018	rr_AnnualReturn2018	(12.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2019, the Fund's year-to-date return was 10.33%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2016
Templeton Dynamic Equity Fund-05 | Templeton Dynamic Equity Fund | Return Before Taxes | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Templeton Dynamic Equity Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(12.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Templeton Dynamic Equity Fund-05 | Templeton Dynamic Equity Fund | After Taxes on Distributions | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Templeton Dynamic Equity Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(15.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2016
Templeton Dynamic Equity Fund-05 | Templeton Dynamic Equity Fund | After Taxes on Distributions and Sales | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Templeton Dynamic Equity Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(5.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2016
Templeton Dynamic Equity Fund-05 | Templeton Dynamic Equity Fund | MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(8.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%

[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses) for each class of the Fund do not exceed 1.00% until July 31, 2020. In addition, the investment manager has contractually agreed to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.